PIMCO Variable Insurance Trust

Supplement dated March 7, 2023 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class

Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Geraldine Sundstrom will be on leave from PIMCO effective March 7, 2023. Ms. Sundstrom is expected to return on June 30, 2023.

Therefore, effective March 7, 2023 until June 30, 2023, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne and Emmanuel Sharef. Accordingly, effective March 7, 2023 until June 30, 2023, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Global Managed Asset Allocation Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne and Emmanuel Sharef. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Portfolio since December 2019.

In addition, effective March 7, 2023 until June 30, 2023, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Erin Browne	12/19 1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19 12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_030723

PIMCO Variable Insurance Trust

Supplement dated March 7, 2023 to the PIMCO Global Managed Asset Allocation Portfolio

Administrative Class Prospectus, PIMCO Global Managed Asset Allocation Portfolio Advisor Class Prospectus and PIMCO Global Managed Asset Allocation Portfolio Institutional Class

Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Geraldine Sundstrom will be on leave from PIMCO effective March 7, 2023. Ms. Sundstrom is expected to return on June 30, 2023.

Therefore, effective March 7, 2023 until June 30, 2023, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne and Emmanuel Sharef. Accordingly, effective March 7, 2023 until June 30, 2023, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Global Managed Asset Allocation Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne and Emmanuel Sharef. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Portfolio since December 2019.

In addition, effective March 7, 2023 until June 30, 2023, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Managed Asset Allocation	Erin Browne	1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_030723

PIMCO Variable Insurance Trust

Supplement dated March 7, 2023 to the

Statement of Additional Information dated April 29, 2022,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Geraldine Sundstrom will be on leave from PIMCO effective March 7, 2023. Ms. Sundstrom is expected to return on June 30, 2023.

Therefore, effective March 7, 2023 until June 30, 2023, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne and Emmanuel Sharef.

Accordingly, effective March 7, 2023 until June 30, 2023, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective March 7, 2023 until June 30, 2023, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_030723